Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Preparing the Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	2025	2024
Year-end spot rate	$1 = HK$7.7800	$1 = HK$7.8250
Average rate	$1 = HK$7.7923	$1 = HK$7.8263

Schedule of Estimated Useful Lives of Property, Plant and Equipment

Property, plant and equipment are stated at cost, net of accumulated depreciation. Depreciation is provided for on a straight-line basis over the estimated useful lives of the related assets as follows:

Furniture and fixture	4-5 years
Machineries	4-10 years
Motor vehicles	5 years
Leasehold improvements	Over the lease terms

Schedule of Recognizing Revenue

The transaction price allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at March 31, 2025 and 2024 and the expected timing of recognizing revenue are as follows:

	2025	2024
Within one year	$37,935,694	$37,435,203
More than one year but not more than two years	15,308,438	8,664,731
More than two years	3,117,004	1,789,795
	$56,361,136	$47,889,729

Schedule of Interest Rate Profile of the Company Borrowings

The following table details the interest rate profile of the Company’s borrowings of March 31, 2025 and 2024:

	2025	2024
Fixed rate borrowings:
Bank and other borrowings	$514,138	$-
Finance lease liabilities, current	56,795	184,280
Finance lease liabilities, non-current	-	56,469

Floating rate borrowings:
Bank and other borrowings	11,530,297	10,928,069